Investment Property - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Rental income from investment property	₩ 8,891	₩ 5,478
Rental cost from investment property	₩ 5,468	₩ 5,429